Other Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Related party amounts are reported in the following financial statement line items:

	December 31,
(Amounts in millions)	2022	2021
Assets
Current assets:
Accounts receivable and accrued revenue	$3	$—
Prepaid expenses	1	1
Other current assets	—	2
Total current assets	4	3
Other assets	384	596
Total assets	$388	$599
Liabilities
Current liabilities:
Accounts payable and accrued expenses	$86	$94
Deferred revenue	2	5
Current lease obligations	13	18
Other current liabilities	2	—
Total current liabilities	103	117
Long-term lease obligations	286	525
5.00% Senior Notes	1,650	1,650
Other liabilities	32	—
Total liabilities	$2,071	$2,292

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Revenue	$61	$143	$170
Expenses:
Total expenses	59	85	81
Interest expense	390	387	247
Gain (loss) from change in fair value of warrant liabilities	—	(345)	820

The lease activity for the years ended December 31, 2022, 2021 and 2020 for these leases are as follows:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Mr. Neumann
Operating Lease Agreements:
Lease cost expense	$1	$8	$11
Contractual obligation	1	8	11
Tenant incentives received	—	—	4
Finance Lease Agreement:
Interest expense	$1	$2	$2
Contractual obligation	2	2	2
Tenant incentives received	—	—	1
WeCap Investment Group
Operating Lease Agreements:
Lease cost expense	$53	$56	$44
Contractual obligation	40	54	33
Tenant incentives received	9	4	13

The Company's aggregate undiscounted fixed minimum lease cost payments and tenant lease incentive receivables for these leases as of December 31, 2022 are as follows:

	Future Minimum Lease Cost(1)	Tenant Lease Receivable
(Amounts in millions)
Mr. Neumann
Finance lease agreement	$11	$—
WeCap Investment Group
Operating lease agreements	$591	$27

(1)The future minimum lease cost payments under these leases are inclusive of escalation clauses and exclusive of contingent rent payments.
During the years ended December 31, 2022, 2021 and 2020, the Company earned additional revenue for the sale of memberships and various other services provided and recognized expenses from related parties as follows:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Revenue:
SBG(1)	$45	$119	$142
Other related parties(2)	9	14	23
Expenses:
SBG(1)	$5	$21	$20
Other related parties(2)	—	—	6

(1)SBG is a principal stockholder with representation on the Company's Board. SBG and its affiliates utilized WeWork space and services resulting in revenue. Additionally, the Company also agreed to reimburse SBG for all fees and expenses incurred in connection with the SoftBank Transactions in an aggregate amount up to $50 million. In February 2022, in connection with the Company's contribution of its business in Costa Rica to LatamCo (as discussed in Note 10), SBG waived its right to be reimbursed by the Company for $7 million of these obligations. During the years ended December 31, 2022 and 2021, the Company made no additional payments on these obligations to SBG. As of December 31, 2022 and 2021, Accounts payable and accrued expenses included $8 million and $15 million, respectively, payable to SBG related primarily to these reimbursement obligations. In October 2022, an affiliate of SBG terminated its membership agreement effective December 2022 and agreed to pay the Company $3.0 million in December 2022. The payment was received in December 2022 and included in revenue on the Consolidated Statements of Operations for the year ended December 31, 2022.
(2)These related parties have significant influence over the Company through representation on the Company's Board or are vendors in which the Company has an equity method investment or other related party relationship.